Value Investing in Small Companies for More Than 25 Years

                             ROYCE CAPITAL FUND

                             Micro-Cap Portfolio
                              Premier Portfolio
                           Total Return Portfolio

                                            		1998 Annual Report

ANNUAL REPORT REFERENCE GUIDE
------------------------------------------------------------------------------

	LETTER TO OUR SHAREHOLDERS                                  	 2

	The stock market continued to excite in 1998. Both the Dow Jones Industrial Average and the S&P 500 reached record highs despite third quarter setbacks. Meanwhile, small-cap securities struggled in the second and third quarters, but rebounded strongly in the fourth quarter.

	PERFORMANCE AND PORTFOLIO REVIEW                            	 4

	All Royce Capital Portfolios outperformed their benchmark index, the Russell 2000, in 1998.

     		Royce Micro-Cap Portfolio returned 4.1% in 1998.
     		Royce Premier Portfolio returned 8.9% in 1998.
     		Royce Total Return Portfolio returned 2.4% since its inception (5/15/98).

	SCHEDULES OF INVESTMENTS AND OTHER FINANCIAL STATEMENTS          7




For more than 25 years, our value approach has focused on evaluating a company's worth - what we believe an enterprise would sell for in a private transaction between rational and well-informed parties. This requires a thorough analysis of the financial and operating dynamics of a business, as though we were purchasing the entire company. The price we will pay for a security must be significantly lower than our appraisal of its worth.

LETTER TO OUR SHAREHOLDERS
------------------------------------------------------------------------------
[Cartoon graphic: Dancers "jiving" to the groove at the "Wall Street Hop"]
							-c-Blaustein '99


Dear Shareholder,

Although the stock market took a brief but dramatic downturn during the third quarter, it was not enough to keep its swinging participants off the dance floor. In three out of four quarters in 1998, large-cap stocks provided investors with jazzed-up returns. In contrast, small-cap securities grooved in quarters one and four, but sang the blues in quarters two and three.

On an intra-year basis, the large-cap S&P 500 was off 19.2% from its peak on July 17, 1998 to its trough on August 31, 1998, while the small-cap Russell 2000 was off 36.5% from its April 21 peak to its October 8 trough. ALTHOUGH BOTH LARGE- AND SMALL-CAP SECURITIES RALLIED IN 1998'S FOURTH QUARTER, THE CALENDAR-YEAR PERFORMANCE DISPARITY BETWEEN THE TWO INDICES WAS THE WIDEST SINCE THE INCEPTION OF THE RUSSELL 2000 IN 1979.

Large-cap and technology stocks were at the top of the charts in 1998. Both the Dow Jones Industrial Average ("Dow") and S&P 500 reached record highs despite third quarter setbacks. The Dow (+18.1%) generated its fourth consecutive year of double digit gains, and the S&P 500 (+28.6%) posted an unprecedented fourth consecutive year of 20%+ returns. If this were not amazing enough, consider the results of the Nasdaq Composite, which was up 39.6% for the year. How much of a difference did technology make? The tech-heavy Nasdaq 100 finished 1998 up 85.5% versus only 6.8% for the Nasdaq Industrials. Wow!

While large-cap companies enjoyed cheers and applause in 1998, small-cap securities endured catcalls. However, even though the small-cap oriented Russell 2000 did hit some sour notes - the index was down 2.6% for the full year - it was not entirely off key, considering it was down 23.9% for the combined second and third quarters. Just how tough was it for small-cap mutual fund investors? According to fund rating service Morningstar, out of 2,802 domestic equity funds overall, only 12 of the 397 small-cap objective funds with a three-year history garnered four or five star ratings as of December 31, 1998. This means that out of the 910 funds that received four or five star ratings, only 1.3% were small-cap portfolios.

Fortunately, small-cap securities staged a short, but impressive, rally at year-end. FROM ITS BOTTOM ON OCTOBER 8 THROUGH DECEMBER 31, THE RUSSELL 2000 WAS UP 36.3%, COMFORTABLY AHEAD OF THE S&P 500, WHICH WAS UP 28.1%. A little more of this in 1999 would be music to our ears.

------------------------------------------------------------------------------

The small-cap market's year-end rally helped our Portfolios post solid returns in 1998. For the year, ROYCE MICRO-CAP PORTFOLIO returned a modest 4.1%, ROYCE PREMIER PORTFOLIO gained 8.9% and ROYCE TOTAL RETURN PORTFOLIO rose 2.4% since its inception on May 15, 1998. All three Portfolios outperformed their benchmark, the small-cap oriented Russell 2000, which was off 2.6% for the year and down 10.0% since May 15, 1998.

THE DOMINANT THEME IN 1998 WAS CHANGE. This summer's decline gave us a rare investment opportunity, as virtually all small-cap securities were repriced regardless of an individual company's circumstances. The last time such a substantial small-cap sector repricing occurred was 1990. If one believes (as we do) that long-term outperformance is directly related to exploiting valuation discrepancies, then this summer's downturn provided us with substantial future performance potential.

In the fourth quarter, market leadership shifted away from the trio of global multinationals, large financials and technology, leaving technology as a solo act - more exciting, but much less stable. According to Goldman Sachs, the average Internet stock - a dominant force inside the technology sector - was up 225% in 1998. Internet frenzy has recently consumed the market landscape. It seems a fitting coda to this decade's bull market, an outsized, speculative phase to an outsized market cycle. However, when this sector corrects, a subsequent correction to the market as a whole seems likely, and a new cycle will be under way for certain. It is in this new cycle that we believe our guarded optimism for small-caps will be substantiated. We are also confident that in this low-return environment, there will be great value in "value."

[Photo: (l-r) Charles M. Royce, W. Whitney George and Jack E. Fockler, Jr.]


Sincerely,

     /s/ Charles M. Royce    /s/ W. Whitney George     /s/ Jack E. Fockler, Jr.

     Charles M. Royce        W. Whitney George         Jack E. Fockler, Jr.
     President           	Vice President           Vice President



February 9, 1999



NOTES TO PERFORMANCE AND RISK INFORMATION

All performance information is presented on a total return basis and reflects the reinvestment of distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Royce Capital Fund portfolios invest in small- and micro-cap companies that may involve considerably more risk than investments in securities of larger-cap companies (see "Investment Risks" in the prospectus). Please read the prospectus carefully before investing or sending money.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/98 and are subject to change monthly. The ratings are calculated from a fund's three-, five- and 10-year average annual returns with appropriate fee adjustments and a risk factor that reflects performance relative to three-month treasury bill returns. Ten percent of the funds in the domestic equity category receive five stars and 22.5% receive four stars. The Russell 2000, Nasdaq Composite, Nasdaq Industrials, Nasdaq 100, S&P 500 and Dow Jones Industrial Average are unmanaged indices of domestic common stocks.

ROYCE MICRO-CAP PORTFOLIO          	      PERFORMANCE AND PORTFOLIO REVIEW
------------------------------------------------------------------------------

WHAT WE DO   Royce Micro-Cap Portfolio uses a value approach to invest
primarily in companies with market capitalizations of $300 million or less. We believe that the buying opportunities in this more volatile sector have a greater potential for higher returns than any other in the domestic equity market due to limited institutional attention and research coverage.

Average Annual
Total Returns Through 12/31/98        Portfolio Diagnostics
---------------------------------     -----------------------------------------
Fourth Quarter*             22.9%     Median Market Capitalization $152 million
July - December*            -1.9      Weighted Average P/E Ratio    13.7x
1-Year                       4.1      Weighted Average P/B Ratio    1.5x
Since Inception (12/27/96)  12.4      Weighted Average Yield        0.7%
     			              Net Assets                   $3.3 million
*Not annualized.


Royce Micro-Cap Portfolio vs. Russell 2000
Growth of a $10,000 Initial Investment,
From Inception (12/27/96) Through 12/31/98

[LINE CHART]
         		Royce
         		Capital   		  Russell
Date     		Micro-Cap 		   2000
----			---------		  -------
Dec-96                   10,000                    10,000
Mar-97                    9,820                     9,662
Jun-97                   10,420                    11,229
Sep-97                   11,460                    12,900
Dec-97                   12,147                    12,468
Mar-98                   13,277                    13,721
Jun-98                   12,879                    13,081
Sep-98                   10,282                    10,442
Dec-98                   12,641                    12,041

[END LINE CHART]

     Portfolio Composition
---------------------------------------
Top Five Positions  	% of Net Assets
Velcro Industries        	4.5%
800-JR CIGAR             	4.2
Circle International Group    	3.7
REMEC               		3.1
Richardson Electronics        	2.6

Top Five Sectors         % of Net Assets
Technology               	29.0%
Consumer Products        	19.1
Industrial Products      	14.9
Industrial Services      	13.0
Health                     	 6.9


HOW WE DID   In an exciting fourth quarter for small-cap stocks, Royce Micro-
Cap Portfolio outperformed its benchmark index, the small-cap oriented Russell 2000, with a strong 22.9% return versus 16.3% for the index. The Portfolio also outperformed the index for the second half of 1998, falling just 1.9% versus a decline of 7.1% for the Russell 2000. In what was a difficult year for micro-cap stocks, we were pleased with Royce Micro-Cap Portfolio's return of 4.1%, especially when compared to a decline of 2.6% generated by the Russell 2000. In addition, since its inception on 12/27/96, the Portfolio has outperformed the Russell 2000.

Investors' preference for larger, more liquid stocks kept micro-cap companies out of the investment spotlight in 1998, with the exception of technology, a market-leading sector within both large- and small-cap. In the second half of the year, the Portfolio benefited from an increased exposure to technology stocks, reflecting the growing role technology plays in the economy (which includes a vastly expanding universe of small-cap technology companies) and the attractive values brought about by this year's market downturn. While micro-cap companies are higher in risk than larger, more established companies, we believe that the sector offers one of the best values in the domestic equity arena. Thus, our enthusiasm for micro-cap stocks remains very strong.

ROYCE PREMIER PORTFOLIO          	      PERFORMANCE AND PORTFOLIO REVIEW
------------------------------------------------------------------------------

WHAT WE DO   Royce Premier Portfolio uses a value approach to invest
primarily in a concentrated portfolio of small-cap stocks with market caps between $300 million and $1 billion. In selecting securities for the Portfolio, we search for companies that possess excellent business strengths and/or prospects, high internal rates of return and low leverage.

Average Annual
Total Returns Through 12/31/98       Portfolio Diagnostics
---------------------------------    ------------------------------------------
Fourth Quarter*             12.7%    Median Market Capitalization  $511 million
July - December*            -2.2     Weighted Average P/E Ratio    15.7x
1-Year                       8.9     Weighted Average P/B Ratio    1.7x
Since Inception (12/27/96)  13.4     Weighted Average Yield        1.5%
     			             Net Assets               	   $0.4 million
* Not annualized.


Royce Premier Portfolio vs. Russell 2000
Growth of a $10,000 Initial Investment,
From Inception (12/27/96) Through 12/31/98

[LINE CHART]

         		Royce
         		Capital   		   Russell
Date     		Premier   		    2000
----			-------			   -------
Dec-96                   10,000                    10,000
Mar-97                   10,300                     9,662
Jun-97                   11,180                    11,229
Sep-97                   12,140                    12,900
Dec-97                   11,826                    12,468
Mar-98                   13,280                    13,721
Jun-98                   13,170                    13,081
Sep-98                   11,430                    10,442
Dec-98                   12,881                    12,041

[END LINE CHART]

     Portfolio Composition
---------------------------------------
Top Five Positions  	% of Net Assets
W. R. Berkley            	4.5%
Kaydon Corporation       	4.3
Florida Rock Industries       	4.1
Simpson Manufacturing Co.     	4.0
Lincoln Electric Holdings     	3.6

Top Five Sectors         % of Net Assets
Industrial Products      	20.1%
Financial Intermediaries      	15.0
Technology               	11.0
Industrial Services      	10.7
Consumer Products        	 8.6



HOW WE DID   Royce Premier Portfolio's concentrated approach outperformed its benchmark index, the small-cap oriented Russell 2000, for both the second half of 1998 and the full year. The Portfolio fell 2.2% versus a decline of 7.1% for the Russell 2000 in the second half, and gained 8.9% versus a decline of 2.6% for the index for the year. In addition, since its inception on 12/27/96, the Portfolio outperformed the Russell 2000.

In the second half of 1998, the Portfolio benefited from an increased exposure to technology stocks, a market-leading sector within both large- and small-cap in 1998. This increased exposure to technology is not indicative of a change in our investment style, but instead reflects the growing role technology plays in the economy (which includes a vastly expanding universe of small-cap technology companies) and the attractive values brought about by this year's market downturn. We remain committed to absolute valuation measures in our selection process.

ROYCE TOTAL RETURN PORTFOLIO          	      PERFORMANCE AND PORTFOLIO REVIEW
------------------------------------------------------------------------------

WHAT WE DO Royce Total Return Portfolio uses a value approach to invest primarily in dividend-paying small-cap companies. We believe that the combination of current yield and capital appreciation potential has allowed the Portfolio to participate in the returns available from the small-cap market with less volatility.

Total Returns    Through 12/31/98    Portfolio Diagnostics
---------------------------------    ------------------------------------------

Fourth Quarter                4.7%   Median Market Capitalization  $402 million
July - December               2.6    Weighted Average P/E Ratio    15.2x
Since Inception (5/15/98)     2.4    Weighted Average P/B Ratio    1.8x
                              	     Weighted Average Yield        3.7%
                              	     Net Assets               	   $0.1 million


Royce Total Return Portfolio vs. Russell 2000
Growth of a $10,000 Initial Investment,
From Inception (5/15/98) Through 12/31/98

[LINE CHART]

         		Royce
         		Capital   		  Russell
Date     	      Total Return        	    2000
----		      ------------  		  -------
15-May-98                10,000                    10,000
May-98                   10,000                     9,667
Jun-98                    9,980                     9,687
Jul-98                    9,900                     8,902
Aug-98                    9,280                     7,171
Sep-98                    9,780                     7,732
Oct-98                   10,000                     8,047
Nov-98                   10,180                     8,468
Dec-98                   10,242                     8,997

[END LINE CHART]

     Portfolio Composition
---------------------------------------
Top Five Positions  	% of Net Assets
Curtiss-Wright Corporation    	6.6%
Charming Shoppes         	4.6
Bassett Furniture Industries  	4.1
Enesco Group             	4.0
Zenith National Insurance     	4.0


Top Five Sectors    	% of Net Assets
Consumer Products        	13.7%
Financial Intermediaries      	13.6
Industrial Products      	13.0
Technology               	10.3
Natural Resources        	 6.0



HOW WE DID Although Royce Total Return Portfolio underperformed its benchmark index, the small-cap oriented Russell 2000, in the fourth quarter, it did outperform the index for the second half of 1998, returning 2.6% versus a decline of 7.1% for the index. In addition, the Portfolio outperformed the Russell 2000 since its inception, rising 2.4% versus a decline of 10.0% for the index. Although the performance history for this Portfolio has been short, we are excited about the prospects for investing in dividend-paying small-cap stocks and believe that this strategy may provide a substantial long-term performance edge.

SCHEDULES OF INVESTMENTS
------------------------------------------------------------------------------

ROYCE CAPITAL FUND -  MICRO-CAP PORTFOLIO                    December 31, 1998
------------------------------------------------------------------------------

COMMON STOCKS -  94.4%
		                    		SHARES       	VALUE
						------		-----
Consumer Products -   19.1%
Apparel and Shoes -   1.0%
   The North Face*  				2,500 	       $32,500
							    -----------
Food/Beverage/Tobacco - 4.2%
   800-JR CIGAR*    				6,000 	       139,500
							    -----------

Home Furnishing/Appliances - 2.3%
   Conso International Corporation*		6,000		35,250
   Meadowcraft*     				2,500 		27,969
   Neutral Posture Ergonomics*   		3,000  		12,000
							    -----------
                          					75,219
							    -----------

Publishing - 0.7%
   The Topps Company*     			5,000  		25,000
							    -----------

Sports and Recreation - 1.7%
   Aldila*          			       13,000       	32,500
   RockShox*        			       10,000       	25,625
							    -----------
                          					58,125
							    -----------

Other Consumer Products - 9.2%
   Koala Corporation      			3,500  		60,813
   Lazare Kaplan International*  	       10,000 		70,000
   Marvel Enterprises*    			4,500  		27,844
   Velcro Industries      			1,000  	       149,000
							    -----------
                          				       307,657
							    -----------
                          				       638,001
							    -----------

Consumer Services - 1.5%
Leisure/Entertainment - 0.6%
   Seattle Filmworks*     			4,000  		18,500
							    -----------

Restaurants/Lodging - 0.9%
   Pizza Inn        				6,600 		29,287
							    -----------
                          					47,787
							    -----------

Financial Intermediaries - 3.6%
Insurance - 3.6%
   Capitol Transamerica Corporation     	2,900     	54,194
   Highlands Insurance Group*    		1,500  		19,594
   The Navigators Group*  			2,100  		32,550
   Nobel Insurance Limited       		  400    	   312
   PICO Holdings*   				1,000 		13,250
							    -----------
                          				       119,900
							    -----------

Financial Services - 1.2%
Information and Processing - 1.2%
   Duff & Phelps Credit Rating   		  700    	38,369
							    -----------

Health - 6.9%
Commercial Service - 1.3%
   Young Innovations*     			3,400  		44,625
							    -----------

Drugs and Biotech -  5.6%
   BioReliance Corporation*      		6,700  		53,600
   International Isotopes*       		4,000  		64,000
   Myriad Genetics* 				5,000 		50,000
   ViroPharma Incorporated*      		2,000  		18,625
							    -----------
                          				       186,225
							    -----------
                          				       230,850
							    -----------

                     				SHARES       	VALUE
						------		-----
Industrial Products - 14.9%
Building Systems and Components - 1.4%
   Falcon Products   				4,000 	       $48,000
							    -----------
Construction Materials - 2.2%
   Florida Rock Industries 			  600    	18,600
   The Monarch Cement Company     		2,500 		55,625
							    -----------
                           					74,225
							    -----------

Industrial Components -  0.5%
   Woodhead Industries     			1,300  		16,900
							    -----------

Machinery - 1.3%
   DeVlieg-Bullard*  				1,500 		   937
   Lund International Holdings*   		4,900 		41,650
							    -----------
                           					42,587
							    -----------

Paper and Packaging - 2.0%
   PalEx*            				9,000 		68,062
							    -----------

Pumps, Valves and Bearings - 0.5%
   Sun Hydraulics Corporation     		1,800 		14,963
							    -----------

Specialty Chemicals and Materials - 5.7%
   CFC International*      			7,500  		60,000
   Chemfab Corporation*    			3,000  		62,062
   Hauser*           				7,100 		31,506
   Hawkins Chemical  				1,000 		10,000
   Synalloy Corporation    			3,000  		26,250
							    -----------
                           				       189,818
							    -----------

Other Industrial Products - 1.3%
   BHA Group Holdings      			3,100  		43,013
							    -----------
                           				       497,568
							    -----------

Industrial Services - 13.0%
Commercial Services - 1.7%
   BHI Corporation*  				  500   	15,375
   Business Resource Group*       	       12,500     	42,188
							    -----------
                           					57,563
							    -----------

Engineering and Construction - 0.1%
   Sevenson Environmental Services 		  480  		 4,080
							    -----------

Food/Tobacco Processors - 2.3%
   Midwest Grain Products* 			5,200  		70,850
   Standard Commercial Corporation 		  606  		 5,189
							    -----------
                           					76,039
							    -----------

Industrial Distribution - 0.8%
   Vallen Corporation*     			1,400  		28,000
							    -----------

Printing - 0.8%
   Ennis Business Forms    			2,500  		24,844
							    -----------

Transportation and Logistics - 7.3%
   Circle International Group     		6,100 	       125,050
   Eagle USA Airfreight*   			3,500  		85,750
   Kenan Transport Company 			1,000  		33,500
							    -----------
                           				       244,300
							    -----------
                           				       434,826
							    -----------

SCHEDULES OF INVESTMENTS
------------------------------------------------------------------------------

ROYCE CAPITAL FUND -  MICRO-CAP PORTFOLIO                    December 31, 1998
------------------------------------------------------------------------------

                    				SHARES       	VALUE
						------		-----
Natural Resources - 5.2%
Metals and Mining - 0.2%
   MK Gold Company* 			       15,000           $8,437
							    -----------

Oil and Gas - 5.0%
   Denbury Resources*     		       20,000 		81,250
   PetroCorp Incorporated*       		  500    	 2,875
   Titan Exploration*     		       12,500 		82,031
							    -----------
                          				       166,156
							    -----------
                          				       174,593
							    -----------

Technology - 29.0%
Aerospace/Defense - 1.6%
   Special Metals Corporation*   		6,100  		54,519
							    -----------

Components and Systems - 7.6%
   Axiohm Transaction Solutions* 		  700    	 4,550
   Industrial Scientific Corporation    	2,900     	67,425
   Modern Controls  				4,500 		25,875
   Newport Corporation    			3,000  		50,625
   PCD*             				5,000 		65,000
   Perceptron*      				2,500 		16,563
   VideoServer*     				1,300 		23,887
							    -----------
                          				       253,925
							    -----------

Distribution - 5.1%
   Pioneer-Standard Electronics  		9,000  		84,375
   Richardson Electronics 			9,000  		86,625
							    -----------
                          				       171,000
							    -----------

Semiconductors and Equipment - 4.0%
   Exar Corporation*      			3,000  		48,375
   Helix Technology Corporation  		4,000  		52,000
   Intevac*         				5,000 		31,875
							    -----------
                          				       132,250
							    -----------

                     				SHARES       	VALUE
						------		-----
Software/Services - 7.6%
   ANSYS*            				1,800 	       $19,800
   Cognex Corporation*     			2,000  		40,000
   JDA Software Group*     			6,000  		58,125
   Kronos Incorporated*    			1,800  		79,762
   MacNeal-Schwendler Corporation* 		8,000     	56,000
							    -----------
                           				       253,687
							    -----------

Telecommunications - 3.1%
   REMEC*            				5,700 	       102,600
							    -----------
                           				       967,981
							    -----------

TOTAL COMMON STOCKS
  (Cost $3,386,473)               			     3,149,875
							    -----------

TOTAL INVESTMENTS- 94.4%
  (Cost $3,386,473)               			     3,149,875

CASH AND OTHER ASSETS
  LESS LIABILITIES - 5.6%          			       187,505
							    -----------

NET ASSETS - 100%                 			    $3,337,380
							    -----------


*  Non-income producing.

INCOME TAX INFORMATION - The cost of total investments for Federal income tax purposes was $3,386,473. At December 31, 1998, net unrealized depreciation for all securities was $236,598, consisting of aggregate gross unrealized appreciation of $338,367 and aggregate gross unrealized depreciation of $574,965.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
------------------------------------------------------------------------------
ROYCE CAPITAL FUND - PREMIER PORTFOLIO      		     December 31, 1998
------------------------------------------------------------------------------

COMMON STOCKS - 84.7%
                    				SHARES       	VALUE
						------		-----
Consumer Products - 8.6%
Apparel and Shoes - 1.9%
  Superior Uniform Group        		  500         $7,250
							    -----------

Collectibles - 1.9%
  Enesco Group            			  300          6,975
							    -----------

Publishing - 1.3%
  Gibson Greetings*       			  400          4,750
							    -----------

Sports and Recreation - 3.5%
  Oakley*                 			1,000 	       9,438
  Sturm, Ruger & Company        		  300          3,581
							    -----------
                          				      13,019
							    -----------
                          				      31,994
							    -----------

Consumer Services - 4.3%
Restaurants/Lodging - 1.7%
  Applebee's International         		  300  	       6,187
							    -----------

Retail Stores - 2.6%
  Charming Shoppes*       			2,300 	       9,919
							    -----------
                          				      16,106
							    -----------

Financial Intermediaries - 15.0%
Insurance - 15.0%
  W. R. Berkley           			  500         17,031
  Leucadia National Corporation    		  200  	       6,300
  Orion Capital Corporation        		  200  	       7,962
  PMA Capital Cl. A       			  300          5,869
  Trenwick Group          			  300          9,787
  Zenith National Insurance        		  400          9,250
							    -----------
                          				      56,199
							    -----------

Financial Services - 7.9%
Information and Processing - 1.4%
  Duff & Phelps Credit Rating      		  100          5,481
							    -----------

Insurance Brokers - 4.9%
  E.W. Blanch Holdings          		  200          9,488
  Arthur J. Gallagher & Co.        		  200          8,825
							    -----------
                          				      18,313
							    -----------

Investment Management - 1.6%
  The Pioneer Group*      			  300          5,925
							    -----------
                          				      29,719
							    -----------

Health - 3.5%
Drugs and Biotech - 3.5%
  Chiron Corporation*           		  500         13,094
							    -----------

Industrial Products - 20.1%
Building Systems and Components - 4.0%
  Simpson Manufacturing Co.*       		  400         14,975
							    -----------

Construction Materials - 5.8%
  CalMat                  			  200          6,175
  Florida Rock Industries       		  500         15,500
							    -----------
                          				      21,675
							    -----------

                    				SHARES       	VALUE
						------		-----
Machinery - 4.9%
  Lincoln Electric Holdings        		  600  	     $13,350
  Nordson Corporation      			  100          5,138
							    -----------
                           				      18,488
							    -----------

Pumps, Valves and Bearings - 4.3%
  Kaydon Corporation       			  400         16,025
							    -----------

Specialty Chemicals and Materials - 1.1%
  Lilly Industries Cl. A         		  200          3,987
							    -----------
                           				      75,150
							    -----------

Industrial Services - 10.7%
Engineering and Construction - 5.3%
  Morrison Knudsen Corporation*    		1,000          9,750
  Stone & Webster          			  300          9,975
							    -----------
                           				      19,725
							    -----------

Printing - 3.1%
  New England Business Service     		  300  	      11,738
							    -----------

Transportation and Logistics - 2.3%
  Air Express International Corporation*          400  	       8,700
							    -----------
                           				      40,163
							    -----------

Natural Resources - 3.6%
Energy Services - 1.0%
  Input Output*            			  500          3,656
							    -----------

Oil and Gas - 2.6%
  Barrett Resources*       			  200          4,800
  Tom Brown*               			  500          5,016
							    -----------
                           				       9,816
							    -----------
                           				      13,472
							    -----------

Technology - 11.0%
Aerospace/Defense- 3.0%
  Curtiss-Wright Corporation       		  300         11,437
							    -----------

Distribution - 6.0%
  Analog Devices*          			  200          6,275
  Daisytek International Corporation*        	  200          3,800
  Marshall Industries*           	  	  500         12,250
							    -----------
                           				      22,325
							    -----------

Software/Services - 2.0%
  National Computer Systems        		  200          7,400
							    -----------
                           				      41,162
							    -----------

TOTAL COMMON STOCKS
  (Cost $295,636)                  			     317,059
							    -----------

TOTAL INVESTMENTS - 84.7%
  (Cost $295,636)                  			     317,059

CASH AND OTHER ASSETS
  LESS LIABILITIES - 15.3%              		      57,358
							    -----------

NET ASSETS - 100%                  			    $374,417
							    -----------

*  Non-income producing.

INCOME TAX INFORMATION - The cost of total investments for Federal income tax purposes was $297,544. At December 31, 1998, net unrealized appreciation for all securities was $19,515, consisting of aggregate gross unrealized appreciation of $43,913 and aggregate gross unrealized depreciation of $24,398. The Fund designated $3,015 as a capital gain dividend for the purpose of the dividend paid deduction.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
------------------------------------------------------------------------------
ROYCE CAPITAL FUND - TOTAL RETURN PORTFOLIO		     December 31, 1998
------------------------------------------------------------------------------

COMMON STOCKS - 67.5%
                    				SHARES       	VALUE
						------		-----
Consumer Products - 13.7%
Apparel and Shoes - 2.5%
  Superior Uniform Group 			  200         $2,900
							    -----------

Collectibles - 4.0%
  Enesco Group      				  200          4,650
							    -----------

Home Furnishings/Appliances - 4.1%
  Bassett Furniture Industries  		  200          4,825
							    -----------

Sports and Recreation - 3.1%
  Sturm, Ruger & Company 			  300          3,581
							    -----------
                                 			      15,956
							    -----------

Financial Intermediaries - 13.6%
Insurance - 13.6%
  Orion Capital Corporation     		  100          3,981
  PMA Capital Cl. A 				  200          3,913
  Trenwick Group    				  100          3,262
  Zenith National Insurance     		  200          4,625
							    -----------
                                 			      15,781
							    -----------

Financial Services - 5.5%
Insurance Brokers - 2.3%
  Crawford & Company Cl. A      		  200          2,675
							    -----------

Investment Management - 3.2%
  The John Nuveen Company Cl. A 		  100          3,713
							    -----------
                                   			       6,388
							    -----------

Industrial Products - 13.0%
Building Systems and Components-2.1%
  Falcon Products   				  200          2,400
							    -----------

Machinery - 3.8%
  Lincoln Electric Holdings     		  200          4,450
							    -----------

Paper and Packaging - 2.1%
  P. H. Glatfelter Company      		  200          2,475
							    -----------

Pumps, Valves and Bearings - 3.5%
  Kaydon Corporation     			  100          4,006
							    -----------


                    				SHARES       	VALUE
						------		-----

Specialty Chemicals and Materials - 1.5%
   Synalloy Corporation   			  200         $1,750
							    -----------
                                    			      15,081
							    -----------

Industrial Services - 5.4%
Engineering and Construction-2.8%
   Stone & Webster  				  100          3,325
							    -----------

Printing - 2.6%
   Ennis Business Forms   			  300          2,981
							    -----------
                                     			       6,306
							    -----------

Natural Resources- 6.0%
Gold - 3.4%
   Anglogold Limited ADR+ 			  200          3,913
							    -----------

Oil and Gas - 2.6%
   Devon Energy Corporation      		  100          3,069
							    -----------
                                     			       6,982
							    -----------

Technology - 10.3%
Aerospace/Defense - 10.3%
   Curtiss-Wright Corporation    		  200          7,625
   Woodward Governor Company     		  200          4,425
							    -----------
                                    			      12,050
							    -----------

TOTAL COMMON STOCKS
  (Cost $80,620)                           		      78,544
							    -----------

CORPORATE BOND - 4.6%
Charming Shoppes 7.50%
  Conv. Sub. Note due 7/15/06,
  principal amount $6,000
  (Cost $5,985)                             		       5,400
							    -----------

TOTAL INVESTMENTS - 72.1%
  (Cost $86,605)                           		      83,944

CASH AND OTHER ASSETS
  LESS LIABILITIES - 27.9%                        	      32,425
							    -----------

NET ASSETS - 100%                		   	    $116,369
							    -----------

+ American Depository Receipt.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $86,605. At December 31, 1998, net unrealized depreciation for all securities was $2,661, consisting of aggregate gross unrealized appreciation of $2,707 and aggregate gross unrealized depreciation of $5,368.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE CAPITAL FUND
STATEMENTS OF ASSETS AND LIABILITIES			      December 31, 1998
-------------------------------------------------------------------------------

                                              	      Micro-Cap        Premier	   Total Return
                                              	      Portfolio       Portfolio	     Portfolio
					              ---------	      ---------	   ------------
ASSETS:
Investments at value (identified cost $3,386,473,
	$295,636 and $86,605, respectively)          $3,149,875       $317,059	       $83,944
Cash                                                   	197,140		48,612		35,460
Receivable for investments sold				   - 		 6,354          20,570
Receivable for dividends and interest			    890            612             303
Prepaid expenses and other assets		          6,285          6,210           9,047
-----------------------------------------------------------------------------------------------
     Total Assets                                    $3,354,190       $378,847	      $149,324
-----------------------------------------------------------------------------------------------

LIABILITIES:
Payable for capital shares redeemed			  8,301             47              42
Payable for investments purchased			   -              -             28,876
Accrued expenses                                          8,509		 4,383           4,037
-----------------------------------------------------------------------------------------------
     Total Liabilities                                   16,810		 4,430          32,955
-----------------------------------------------------------------------------------------------
     Net Assets                                      $3,337,380       $374,417	      $116,369
===============================================================================================

ANALYSIS OF NET ASSETS:
Accumulated net realized gain on investments               $305		  $401          $4,242
Net unrealized appreciation (depreciation)
	on investments				       (236,598)        21,423          (2,661)
Capital shares                                              637		    69              23
Additional paid-in capital                            3,573,036	       352,524         114,765
-----------------------------------------------------------------------------------------------
     Net Assets                                      $3,337,380       $374,417	      $116,369
===============================================================================================

SHARES OUTSTANDING:
  (unlimited number of $.001 par value shares
	authorized for each Fund)			636,678         68,505          22,949
===============================================================================================

NET ASSET VALUES (Net Assets/Shares Outstanding):
  (offering and redemption price per share)               $5.24		 $5.47           $5.07
===============================================================================================

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE CAPITAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

				       ==================================================================================
	                   	   	    Micro-Cap  Portfolio            Premier Portfolio	   Total Return Portfolio
					--------------------------     --------------------------  ----------------------
	                   		Year ended      Year ended      Year ended     Year ended       Period ended
        	           	       December 31,    December 31,    December 31,   December 31,      December 31,
                		   	   1998           1997           1998          	 1997       	  1998 (a)
				       ==================================================================================
INVESTMENT OPERATIONS:
  Net investment income (loss)             ($17,548)     ($3,631)	 ($260)          ($488)              $56
  Net realized gain on investments          434,110       47,820	23,777          27,763             5,322
  Net change in unrealized appreciation
    (depreciation) on investments	   (268,413) 	  31,285	 3,045          15,891         	  (2,661)
-------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets
       from investment operations 	    148,149       75,474	26,562		43,166		   2,717
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                        -	    -             -               -		    (227)
  Net realized gain on investments         (417,977)	 (42,470)      (23,389)        (27,004)		    (909)
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                      (417,977)	 (42,470)      (23,389)        (27,004)		  (1,136)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Value of shares sold               	  2,647,803      740,441        52,281		    38           113,694
   Distributions reinvested                 417,974       42,470	23,387          27,004             1,136
   Value of shares redeemed                (522,951)	  (1,995)          (47)           -		     (42)
-------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from
       capital share transactions         2,542,826      780,916	75,621          27,042           114,788
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                2,272,998      813,920        78,794		43,204           116,369
NET ASSETS:
   Beginning of period                    1,064,382      250,462       295,623	       252,419              -
-------------------------------------------------------------------------------------------------------------------------
   End of period               		 $3,337,380   $1,064,382      $374,417        $295,623          $116,369
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS (in shares):
   Shares sold               		    460,617      126,411         9,013               7		  22,728
   Shares issued for reinvestment
     of distributions                        84,099        7,412	 4,438           5,056               229
   Shares redeemed                          (91,527)        (334)           (9)           -		      (8)
-------------------------------------------------------------------------------------------------------------------------
   Net increase in shares outstanding       453,189      133,489	13,442           5,063            22,949
-------------------------------------------------------------------------------------------------------------------------

(a) Total Return Portfolio commenced operations on May 15, 1998.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE CAPITAL FUND
STATEMENTS OF OPERATIONS                         Period ended December 31, 1998
-------------------------------------------------------------------------------

        	        	        	        	      Micro-Cap        Premier	    Total Return
	        	        	        	              Portfolio       Portfolio	      Portfolio
								      ---------	      ---------     ------------
INVESTMENT INCOME:
Income:
   Dividends                      				    $    12,442       $ 4,184          $  744
   Interest                            					     89             2		  244
----------------------------------------------------------------------------------------------------------------
         Total Income                    				 12,531         4,186		  988
----------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                     			 27,851         3,293		  690
   Custodian                           					  8,823         5,740		2,371
   Shareholding servicing                       			  7,812         7,811		5,201
   Audit fees                          					  5,155         2,855		2,700
   Organizational expenses                      			  2,124         2,124		1,391
   Trustees' fees                        				  1,568           156		   83
   Administrative and office facilities expenses                      	    704		  146              27
   Legal fees                          					    659           129               2
   Other expenses                        				  2,926           948		   16
----------------------------------------------------------------------------------------------------------------
         Total Expenses                  				 57,622        23,202	       12,481
         Fees Waived by Investment Adviser                  		(27,543	       (3,293)           (690)
         Expenses Reimbursed by Investment Adviser                   	      0	      (15,463)        (10,859)
----------------------------------------------------------------------------------------------------------------
         Net Expenses                    				 30,079         4,446		  932
----------------------------------------------------------------------------------------------------------------
         Net Investment Income (Loss)                			(17,548)	 (260)             56
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                       			434,110	       23,777 		5,322
Net change in unrealized appreciation (depreciation) on investments    (268,413)        3,045          (2,661)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                       	165,697	       26,822          	2,661
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM INVESTMENT OPERATIONS                    		   $    148,149       $26,562        $  2,717
================================================================================================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------
   This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating each Fund's performance for the periods presented.
============================================================================================
              			Net Realized        		Distributions
     Net Asset       Net  	    and  	Distributions      From Net  	 Net Asset
      Value,      Investment     Unrealized       From Net  	   Realized  	   Value,
    Beginning       Income    	  Gain on        Investment        Gain on   	    End
    of Period       (Loss)    	Investments        Income     	  Investments    of Period
============================================================================================
Micro-Cap Portfolio (a)
-----------------------
1998    $5.80     ($0.03)          $0.23              -      	    ($0.76)   	   $5.24
1997     5.01      (0.02) 	    1.08              -              (0.27) 	    5.80
1996     5.00         -             0.01              -			-           5.01

Premier Portfolio (b)
---------------------
1998    $5.37      $0.00     	   $0.47              -      	    ($0.37)   	   $5.47
1997     5.05      (0.01) 	    0.87              -              (0.54) 	    5.37
1996     5.00         -       	    0.05              -			-           5.05

Total Return Portfolio (c)
--------------------------
1998    $5.00      $0.01     	   $0.11          ($0.01)   	    ($0.04)   	   $5.07

================================================================================
     	               			       Ratio of Net
        	     		Ratio of        Investment
              			Expenses       Income (Loss)
     Total      Net Assets,    to Average       to Average        Portfolio
     Return   End of Period    Net Assets       Net Assets 	Turnover Rate
===============================================================================
Micro-Cap Portfolio (a)
-----------------------
1998   4.1%   $3,337,380     	1.35%  		 -0.79%              88%
1997  21.2%    1,064,382      	1.35%  		 -0.96%             132%
1996   0.2%      250,462        1.99% *     	 -1.99% *             0%

Premier Portfolio (b)
---------------------
1998   8.9%     $374,417        1.35%  		 -0.08%             109%
1997  17.1%      295,623        1.35%  		 -0.18%              79%
1996   1.0%      252,419        1.99% *     	 -1.99% *    	      0%

Total Return Portfolio (c)
--------------------------
1998   2.4%     $116,369        1.35% *           0.08% *    	     77%
===============================================================================


(a)	Expense ratios are shown after fee waivers and expense reimbursements
	by the investment adviser. For the periods ended December 31, 1998, 1997 and 1996, the expense ratios before the waivers and reimbursements would have been 2.59%, 7.32% and 22.49%, respectively. The Fund commenced operations on December 27, 1996.

(b) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. For the periods ended December 31, 1998, 1997 and 1996, the expense ratios before the waivers and reimbursements would have been 7.05%, 8.87% and 22.49%, respectively. The Fund commenced operations on December 27, 1996.

(c) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. For the period ended December 31, 1998, the expense ratio before the waivers and reimbursements would have been 18.08%. The Fund commenced operations on May 15, 1998.

*  Annualized.

ROYCE CAPITAL FUND
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

Summary of Significant Accounting Policies:

     Royce Micro-Cap Portfolio, Royce Premier Portfolio and Royce Total Return Portfolio (the "Fund" or "Funds") are three series of Royce Capital Fund (the "Trust"), a diversified open-end management investment company organized as a Delaware business trust. The Micro-Cap Portfolio and Premier Portfolio commenced operations on December 27, 1996 and the Total Return Portfolio commenced operations on May 15, 1998.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Valuation of investments:

     Securities listed on an exchange or on the Nasdaq National Market System are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

     Investment transactions and related investment income:

     Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and any non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

     Expenses:

     The Fund incurs direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund's operations, while expenses applicable to one or more series of the Trust are allocated in an equitable manner. Allocated personnel costs of employees of the Royce Funds are included in administrative and office facilities expenses.

     Taxes:

     As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year. The Schedules of Investments include information regarding income taxes under the caption "Income Tax Information."

ROYCE CAPITAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------------------

     Distributions:

     Any dividend and capital gain distributions are recorded on the ex-dividend date and paid annually in December. These distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the capital accounts. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining undistributed at fiscal year end is distributable in the following year.

     Repurchase agreements:

     The Funds enter into repurchase agreements with respect to portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of the Funds' assets. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

     Organizational expenses:

     Costs incurred by the Funds in connection with its organization and initial registration of shares of $10,000 per portfolio have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations.

     Investment Adviser:

     Under the Trust's investment advisory agreements with Royce & Associates, Inc. ("Royce"), Royce is entitled to receive management fees which are computed daily and payable monthly. The agreements provide for advisory fees at an annual rate of 1.25%, 1.0% and 1.0% of the average net assets of Micro-Cap Portfolio, Premier Portfolio and Total Return Portfolio, respectively. The Investment Adviser had voluntarily committed to waive its fees and reimburse for certain expenses to the extent necessary to maintain the ratio of expenses to average net assets at or below 1.35% for each fund. For the period ended December 31, 1998, Micro-Cap Portfolio recorded advisory fees of $308 ( net of voluntary waivers of $27,543). Royce voluntarily waived advisory fees of $3,293 for Premier Portfolio and $690 for Total Return Portfolio.

     Purchases and Sales of Investment Securities:

     For the period ended December 31, 1998, the cost of purchases and the proceeds from sales of investment securities, other than short-term securities, were as follows:

              Micro-Cap Portfolio   Premier Portfolio   Total Return Portfolio
	      -------------------   -----------------   ----------------------
Purchases 	$3,938,321          	$339,046            $134,117
Sales           $1,609,110          	$296,153            $ 52,834

REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------

To the Board of Trustees of Royce Capital Fund and Shareholders of Royce Capital Fund - Micro-Cap Portfolio, Royce Capital Fund - Premier Portfolio, and Royce Capital Fund - Total Return Portfolio:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Royce Capital Fund - Micro-Cap Portfolio, Royce Capital Fund - Premier Portfolio, and Royce Capital Fund - Total Return Portfolio (the "Funds") at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 1999